Stock-based Compensation - Schedule of Stock Option (Details) (10-K) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Total options Outstanding, Beginning Balance	176,962	54,915
Total options Outstanding, Granted		129,919	54,915
Total options Outstanding, Exercised
Total options Outstanding, Forfeited		(7,872)
Total options Outstanding, Ending Balance		176,962	54,915
Total options Outstanding, Exercisable (vested)		29,655
Weighted average exercise price, Beginning balance	$ 17.93	$ 20.45
Weighted average exercise price, Granted		16.80	20.45
Weighted average exercise price, Exercised
Weighted average exercise price, Forfeited		16.80
Weighted average exercise price, Ending balance		17.93	$ 20.45
Weighted average exercise price, Exercisable (vested)		$ 18.53
Weighted average remaining contractual life (in years), Beginning		9 years 9 months 18 days	9 years 9 months 18 days
Weighted average remaining contractual life (in years), Granted		4 years 6 months
Weighted average remaining contractual life (in years), Forfeited		4 years 6 months
Weighted average remaining contractual life (in years), Ending		5 years 9 months 18 days	9 years 9 months 18 days
Weighted average remaining contractual life (in years), Exercisable (vested)		6 years 10 months 25 days